Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In August 2022, the SEC adopted rules relating to Section 14(i) of the Securities Exchange Act of 1934, including Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, which requires us to disclose information that compares our named executive officer (“NEO”) compensation actually paid to certain financial performance measures. The table below sets forth our pay versus performance disclosure, in accordance with SEC Item 402(v) of Regulation
S-K.

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (e)	WNC TSR ($) (f)	Dow Jones Transportation Index TSR ($) (g)	Net Income (loss) attributable to common stockholders ($ in thousands) (h)	Operating income (loss) ($ in thousands) (i)

2023	7,613,202	10,805,272	2,136,064	2,761,160	182.57	144.43	231,855	311,900

2022	6,376,651	11,520,453	1,800,933	2,836,840	164.25	122.97	112,258	166,642

2021	4,605,980	4,901,091	1,142,820	1,203,318	138.99	149.86	1,164	33,542

2020	4,404,651	5,805,674	1,186,603	(801,039)	120.30	119.65	(97,412)	(85,608)

(a)	This statement includes four years (2020, 2021, 2022 and 2023) rather than five because this is a transition year for a new regulation.

(b)	The principal executive officer (“PEO”) is Brent L. Yeagy for all years shown.

(c)	Compensation actually paid (CAP) for 2023 to our PEO reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below.

PEO	Brent L. Yeagy

SCT Total Compensation ($)	7,613,202

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(4,657,736)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	4,332,887

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	1,889,251

Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	1,637,668

Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	—

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—

Compensation Actually Paid ($)	10,805,272

(d)	The following are included in the average figures shown:
2021, 2022 and 2023: Michael N. Pettit, Dustin T. Smith, Kevin J. Page, M. Kristin Glazner
2020: Michael N. Pettit, Dustin T. Smith, Kevin J. Page, M. Kristin Glazner, Jeffery L. Taylor, Melanie D. Margolin

(e)	Compensation actually paid (CAP) to our non-PEO NEOs for 2023 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below.

Non-PEO NEOs	See column (d) note above

SCT Total Compensation ($)	2,136,064

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(988,466)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	902,786

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	391,144

Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	319,633

Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	—

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—

Compensation Actually Paid ($)	2,761,160

(f)	Represents the total shareholder return (TSR) of Wabash for the measurement periods ending December 31 of each of 2021, 2022 and 2023, respectively.

(g)	Represents the TSR of the Dow Jones Transportation Index for the measurement periods ending on December 31 of each of 2021, 2022 and 2023, respectively.

(h)	Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2021, 2022 and 2023.

(i)	Company-selected Measure is Operating Income.

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote
(d)	The following are included in the average figures shown:
2021, 2022 and 2023: Michael N. Pettit, Dustin T. Smith, Kevin J. Page, M. Kristin Glazner
2020: Michael N. Pettit, Dustin T. Smith, Kevin J. Page, M. Kristin Glazner, Jeffery L. Taylor, Melanie D. Margolin

Peer Group Issuers, Footnote	Represents the TSR of the Dow Jones Transportation Index for the measurement periods ending on December 31 of each of 2021, 2022 and 2023, respectively.
PEO Total Compensation Amount	$ 7,613,202	$ 6,376,651	$ 4,605,980	$ 4,404,651
PEO Actually Paid Compensation Amount	$ 10,805,272	11,520,453	4,901,091	5,805,674
Adjustment To PEO Compensation, Footnote
(c)	Compensation actually paid (CAP) for 2023 to our PEO reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below.

PEO	Brent L. Yeagy

SCT Total Compensation ($)	7,613,202

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(4,657,736)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	4,332,887

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	1,889,251

Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	1,637,668

Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	—

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—

Compensation Actually Paid ($)	10,805,272

Non-PEO NEO Average Total Compensation Amount	$ 2,136,064	1,800,933	1,142,820	1,186,603
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,761,160	2,836,840	1,203,318	(801,039)
Adjustment to Non-PEO NEO Compensation Footnote
(e)	Compensation actually paid (CAP) to our non-PEO NEOs for 2023 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below.

Non-PEO NEOs	See column (d) note above

SCT Total Compensation ($)	2,136,064

Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(988,466)

Plus: Fair Value for Stock and Option Awards Granted in the Covered Year ($)	902,786

Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	391,144

Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year ($)	319,633

Less: Fair Value of Stock and Option Awards Forfeited during the covered Year ($)	—

Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—

Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—

Compensation Actually Paid ($)	2,761,160

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

1. Operating Income

2. Relative Total Shareholder Return

3. Average Return on Invested Capital

4. Net Working Capital as a Percentage of Sales

Total Shareholder Return Amount	$ 182.57	164.25	138.99	120.3
Peer Group Total Shareholder Return Amount	144.43	122.97	149.86	119.65
Net Income (Loss)	$ 231,855,000	$ 112,258,000	$ 1,164,000	$ (97,412,000)
Company Selected Measure Amount	311,900,000	166,642,000	33,542,000	(85,608,000)
PEO Name	Brent L. Yeagy
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Average Return on Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Net Working Capital as a Percentage of Sales
PEO | Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,657,736)
PEO | Fair Value for Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,332,887
PEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,889,251
PEO | Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,637,668
Non-PEO NEO | Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(988,466)
Non-PEO NEO | Fair Value for Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	902,786
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	391,144
Non-PEO NEO | Change in Fair Value of Stock and Option Awards from Prior years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 319,633